RBC Global Asset Management
RBC BlueBay Impact
Investment Funds
Summary Prospectus
January 29, 2026
RBC BlueBay Impact Bond Fund
Class A:	RIBAX
Class I:	RIBIX
Class R6:	RIBRX
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at https://dfinview.com/usrbcgam. You can also get this information at no cost by calling 1-800-422-2766 or by sending an email request to rbcgamusinfo@rbc.com. The Fund’s current Prospectus and Statement of Additional Information, both dated January 28, 2026, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.
As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved of the Fund shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund Summary
RBC BlueBay Impact Bond Fund
Investment Objective
The Fund seeks to achieve a high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial intermediary and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 68 of the Fund’s Prospectus.
	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)[1]	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.37%	0.26%	0.13%
Total Annual Fund Operating Expenses	0.97%	0.61%	0.48%
Fee Waiver and/or Expense Reimbursement[2]	(0.27) %	(0.16) %	(0.08) %
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.70%	0.45%	0.40%
1
A 1.00% Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million  or more of Class A shares on which no front-end sales charge was paid.
2
The Adviser has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.70%  of the Fund’s average daily net assets for Class A shares, 0.45%  for Class I shares and 0.40%  for Class R6 shares. This expense limitation agreement is in place until January 31, 2027 and may not be terminated by the Adviser prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Adviser is entitled to recoup from the Fund or class the fees and/or operating expenses previously waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided that such recoupment does not cause the Fund’s expense ratio (after the

Fund Summary
RBC BlueBay Impact Bond Fund
repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time of the waiver or reimbursement and (ii) the Fund’s expense limitation at the time of recoupment.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$444	$646	$866	$1,496
Class I	$46	$179	$324	$747
Class R6	$41	$146	$261	$596
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio. The Fund invests in to-be-announced (“TBA”) mortgage-backed securities transactions, which tend to inflate a fund’s turnover rate because these investments, which generally have a short-term duration, are typically rolled forward for an additional term at the expiration of each term.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Adviser’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The Adviser will select investments that seek to generate returns while simultaneously meeting the Fund’s impact objective, which is to make investments that seek to achieve positive aggregate social and environmental impact outcomes. The Adviser will prioritize investment returns over achieving positive impact outcomes with respect to security selection and portfolio management decisions.
The positive aggregate social and environmental impact outcomes that the Adviser seeks to achieve are:

Fund Summary
RBC BlueBay Impact Bond Fund
1)
Alignment with defined social and environmental impact themes. The social theme comprises affordable homeownership, multi-family housing, education, health and wellness, and small business, while environmental themes are energy and climate change, and water and sanitation.
2)
Alignment with one or more of the United Nations Sustainable Development Goals (SDGs), a global agenda to end poverty, protect the planet, and ensure prosperity for all by the year 2030.
The Adviser employs its impact assessment methodology to measure the investments’ expected and actual impact on these themes. This process involves:
1)
Preliminary Assessment: Every security is analyzed to verify eligibility and fit with the impact goals.
2)
Research: Each security undergoes an in-depth review and analysis to determine its level of expected impact. The data, sources, and impact measurements/metrics are documented in the Adviser’s research database, and this information is updated throughout the investment lifecycle.
3)
Recommendation: If a security meets both the impact and return objectives of the Fund, it will be recommended for inclusion in the Fund.
4)
Monitoring: Impact data from the research database is aggregated at the Fund level and monitored by the Adviser on an ongoing basis to compare the actual impact of the Fund to its expected impact and impact objectives. When monitoring at the portfolio level indicates that a security is no longer expected to achieve its intended impact or no longer aligns with the Fund’s impact objectives, the Adviser will seek an appropriate course of action, which may include exiting the investment.
5)
Reporting: Aggregated impact results are published in an Annual Impact Investing Report on the Adviser’s website. The Annual Impact Investing Report includes both portfolio-level reporting and disclosures on the impact measurement process.
The Fund will primarily invest in investment grade fixed income securities. The Fund may invest in securities of any market capitalization, duration, or maturity. The Fund will invest in a portfolio of fixed income securities denominated in U.S. Dollars.
In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset. In particular, the Fund may use interest rate futures to manage portfolio risk. The Fund’s exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the Fund’s direct investments.
The Adviser uses a bottom-up, fundamental process combined with top-down risk management tools designed to meet the objectives of achieving a high level of current income consistent with preservation of capital.

Fund Summary
RBC BlueBay Impact Bond Fund
The Adviser incorporates material environmental, social and governance (ESG) factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Adviser.
Principal Risks
The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:
Interest Rate Risk. The Fund’s yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.  Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date.  The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.
Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, tariffs and other trade barriers, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. The Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.
Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.
Investment Grade Securities Risk.  The Fund primarily invests in investment grade rated securities. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.
Asset-Backed Securities Risk. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these

Fund Summary
RBC BlueBay Impact Bond Fund
securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.
Mortgage-Related Securities Risk. Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and Collateralized Mortgage Obligations (“CMOs”). Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the underlying residential mortgage loans. Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or maturity. The value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment.
Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related securities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by the Fund would tend to drop and the portfolio-weighted average life of such securities held by the Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility.
Municipal Obligations Risk.  The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial status may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or adversely impact the ability to seek a high level of current income and capital growth over the long term.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Adviser’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.
Impact Investing Risk. The Fund’s impact investing criteria could cause it to perform differently compared to funds that do not apply such criteria. The application of these criteria may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for impact investing reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the securities identified by the impact criteria do not operate as expected in achieving the expected impact. There are significant differences in interpretations of what it means for a security to achieve a

Fund Summary
RBC BlueBay Impact Bond Fund
positive impact. Although the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with others investors’ or advisers’ views.
Performance Information
The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The  returns of Class A shares and Class R6 shares will be different than the returns of Class I shares shown in the bar chart and performance table because fees and expenses of the three classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.com or by calling 1-800-422-2766.
RBC BlueBay Impact Bond Fund – Class I
Annual Total Returns

During the period shown in the chart for the Class I Shares of the Fund:
	Quarter	Returns
Best quarter:	Q4 2023	6.82%
Worst quarter:	Q1 2022	(5.99) %
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Performance Table
The table below shows before and after-tax returns for Class I shares only. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of Class I shares and Class R6 shares of the Fund is December 18, 2017. The inception date of Class A

Fund Summary
RBC BlueBay Impact Bond Fund
shares of the Fund is January 28, 2020. Performance shown for Class A prior to its inception dates is based on the performance of Class I shares, adjusted to reflect the respective fees and expenses of Class A shares and the applicable sales charges. The index below shows how the Fund’s performance compares with the returns of a broad-based securities market index.
Average Annual Total Returns (for the periods ended December 31, 2025)
	Past Year	Past 5 Years	Since Inception
Class I Before Taxes	5.95%	(0.70) %	1.34%
Class I After Taxes on Distributions	4.22%	(1.94) %	0.09%
Class I After Taxes on Distributions and Sale of Shares	3.50%	(1.05) %	0.51%
Class A Before Taxes	1.85%	(1.74) %	0.58%
Class R6 Before Taxes	6.00%	(0.67) %	1.39%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36) %	1.74%

Management
Investment Adviser
RBC Global Asset Management (U.S.) Inc.
Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
• Brian Svendahl, Senior Portfolio Manager of the Adviser, has been a Portfolio Manager of the Fund since 2017.
For important information about “Purchase and Sale of Fund Shares,” please turn to “Important Additional Information” on page 18 of the Fund’s Prospectus.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.
For important information about “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page 18 of the Fund’s Prospectus.

Fund Summary
RBC BlueBay Impact Bond Fund
Important Additional Information
Purchase and Sale of Fund Shares
You may purchase or redeem (sell) shares of the Fund on any business day by phone (1-800-422-2766), by mail (RBC Funds, c/o U.S. Bank Global Fund Services, PO Box 219252, Kansas City, MO 64121-9252) or by wire. The following table provides the Fund’s minimum initial and subsequent investment requirements, which may be reduced or modified in some cases.
Minimum Initial Investment:
Class A	$1,000 ($250 IRA)
Class I	$1,000,000 ($0 through Qualified Retirement Benefit Plans)
Class R6	$1,000,000 for Institutional Investors[1]; $0 for Eligible Investors[1]
Minimum Subsequent Investment:
Class A	None
Class I	None
Class R6	None

1
For more information about Institutional Investors and Eligible Investors, see “Additional Information about Purchasing and Selling Shares” on page 55 of the Fund’s Prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.